UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21113
                                                     ---------

                      Touchstone Institutional Funds Trust
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                            303 Broadway, Suite 1100
                              Cincinnati, OH 45202
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  Jill McGruder
                            Touchstone Advisors, Inc.
                            303 Broadway, Suite 1100
                              Cincinnati, OH 45202
               ---------------------------------------------------
                     (Name and address of agent for service)


       registrant's telephone number, including area code: (513) 878-4066
                                                           --------------

                         Date of fiscal year end: 12/31
                                                  -----

                       Date of reporting period: 06/30/08
                                                 --------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Semi-Annual Report                                                 JUNE 30, 2008
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

TOUCHSTONE INSTITUTIONAL FUNDS TRUST

Touchstone JSAM Institutional Large Cap Value Fund

Touchstone JSAM Institutional Value Fund

Touchstone Mazama Institutional Growth Fund

Touchstone Sands Capital Institutional Growth Fund


[LOGO] TOUCHSTONE(R)
       INVESTMENTS

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------

                                                                            Page
--------------------------------------------------------------------------------
Tabular Presentation of Portfolios of Investments                              3
--------------------------------------------------------------------------------
Statements of Assets and Liabilities                                           4
--------------------------------------------------------------------------------
Statements of Operations                                                       5
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                          6-7
--------------------------------------------------------------------------------
Financial Highlights                                                        8-11
--------------------------------------------------------------------------------
Notes to Financial Statements                                              12-18
--------------------------------------------------------------------------------
Portfolios of Investments:
--------------------------------------------------------------------------------
      JSAM Institutional Large Cap Value Fund                                 19
--------------------------------------------------------------------------------
      JSAM Institutional Value Fund                                           20
--------------------------------------------------------------------------------
      Mazama Institutional Growth Fund                                     21-22
--------------------------------------------------------------------------------
      Sands Capital Institutional Growth Fund                                 23
--------------------------------------------------------------------------------
Other Items                                                                24-25
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Tabular Presentation of Portfolios of Investments (Unaudited)
June 30, 2008
--------------------------------------------------------------------------------

The illustrations below provide each Fund's sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund's investments.

--------------------------------------------------------------------------------
JSAM INSTITUTIONAL LARGE CAP VALUE FUND
--------------------------------------------------------------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Financial Services                                                         34.8
Producer Durables                                                          24.3
Energy                                                                     10.6
Technology                                                                  9.6
Utilities                                                                   9.4
Health Care                                                                 4.4
Materials & Processing                                                      1.9
Consumer Discretionary                                                      1.8
Autos & Transportation                                                      1.1
Investment Funds                                                           30.0
Other Assets/Liabilities (Net)                                            (27.9)
                                                                         ------
TOTAL                                                                     100.0
                                                                         ------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MAZAMA INSTITUTIONAL GROWTH FUND
--------------------------------------------------------------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Consumer Discretionary                                                     15.1
Technology                                                                 13.0
Health Care                                                                11.0
Energy                                                                     10.9
Financial Services                                                          9.6
Producer Durables                                                           6.9
Materials & Processing                                                      5.5
Utilities                                                                   3.3
Autos & Transportation                                                      1.5
Consumer Staples                                                            0.9
Other                                                                       0.3
Investment Funds                                                           22.1
Other Assets/Liabilities (Net)                                             (0.1)
                                                                         ------
TOTAL                                                                     100.0
                                                                         ------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
JSAM INSTITUTIONAL VALUE FUND
--------------------------------------------------------------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Financial Services                                                         39.7
Producer Durables                                                          26.7
Energy                                                                      9.1
Consumer Discretionary                                                      8.8
Technology                                                                  5.0
Materials & Processing                                                      3.0
Autos & Transportation                                                      2.2
Other                                                                       2.2
Health Care                                                                 1.7
Consumer Staples                                                            1.6
Investment Funds                                                           34.8
Other Assets/Liabilities (Net)                                            (34.8)
                                                                         ------
TOTAL                                                                     100.0
                                                                         ------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SANDS CAPITAL INSTITUTIONAL GROWTH FUND
--------------------------------------------------------------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Health Care                                                                22.6
Consumer Discretionary                                                     21.7
Technology                                                                 17.9
Energy                                                                     17.7
Financial Services                                                         12.9
Utilities                                                                   3.8
Autos & Transportation                                                      2.1
Investment Funds                                                           22.9
Other Assets/Liabilities (Net)                                            (21.6)
                                                                         ------
TOTAL                                                                     100.0
                                                                         ------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Statements of Assets and Liabilities
June 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                JSAM
                                                            INSTITUTIONAL          JSAM              MAZAMA          SANDS CAPITAL
                                                              LARGE CAP        INSTITUTIONAL      INSTITUTIONAL      INSTITUTIONAL
                                                                VALUE             VALUE              GROWTH             GROWTH
                                                                FUND               FUND               FUND               FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
  At cost                                                  $    21,434,332    $    47,949,984    $    25,705,937    $ 1,579,313,495
===================================================================================================================================
  Affiliated securities, at market value                   $       525,720    $       768,895    $       130,437    $    13,443,354
  Non-affiliated securities, at market value                    13,247,360         29,568,119         23,642,223      1,633,658,854
-----------------------------------------------------------------------------------------------------------------------------------
  At market value - including $2,575,481, $6,701,258,
      $4,855,612, and $287,909,607 of securities loaned
      for the JSAM Institutional Large Cap Value Fund,
      JSAM Institutional Value Fund, Mazama Institutional
      Growth Fund, and Sands Capital Institutional Growth
      Fund, respectively.                                  $    13,773,080    $    30,337,014    $    23,772,660    $ 1,647,102,208
Cash                                                                    --                 --              4,251                 --
Dividends and interest receivable                                    4,580              6,756              5,739            232,615
Receivable for capital shares sold                                      --                 --             25,931          1,150,736
Receivable for securities sold                                     141,117             78,908            310,564          4,852,444
Receivable for securities lending income                             5,468             16,639             16,134            103,694
Other assets                                                            --                 --                 --             57,899
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                    13,924,245         30,439,317         24,135,279      1,653,499,596
-----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Dividends payable                                                    3,755                515             25,931                 --
Payable upon return of securities loaned                         2,703,450          7,050,731          5,112,118        297,223,167
Payable for capital shares redeemed                                 31,255             88,480                 --            862,744
Payable for securities purchased                                   406,991            780,545            354,494                 --
Payable to Advisor                                                   6,804             16,972             15,488            898,186
Other accrued expenses and liabilities                               3,701                756                 --                 --
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                3,155,956          7,937,999          5,508,031        298,984,097
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                 $    10,768,289    $    22,501,318    $    18,627,248    $ 1,354,515,499
===================================================================================================================================

NET ASSETS CONSIST OF:
Paid-in capital                                            $    21,119,075    $    47,560,535    $    19,393,891    $ 1,285,700,617
Accumulated net investment income (loss)                             8,707              4,674                673         (3,158,335)
Accumulated net realized gains (losses) on investments          (2,698,241)        (7,450,921)         1,165,961          4,184,504
Net unrealized appreciation (depreciation) on investments       (7,661,252)       (17,612,970)        (1,933,277)        67,788,713
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                 $    10,768,289    $    22,501,318    $    18,627,248    $ 1,354,515,499
===================================================================================================================================

Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value)          2,156,938          4,194,464          1,878,732        115,532,482
===================================================================================================================================
Net asset value, offering price and redemption price per
  share                                                    $          4.99    $          5.36    $          9.91    $         11.72
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Operations
For the Six Months Ended June 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                JSAM
                                                            INSTITUTIONAL          JSAM              MAZAMA          SANDS CAPITAL
                                                              LARGE CAP        INSTITUTIONAL      INSTITUTIONAL      INSTITUTIONAL
                                                                VALUE             VALUE              GROWTH             GROWTH
                                                                FUND               FUND             FUND (B)             FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends from affiliated securities                       $         4,721    $         7,851    $        11,160    $       285,918
Dividends from non-affiliated securities (A)                       139,461            256,435             33,157          1,339,416
Interest                                                                25                153                287                150
Income from securities loaned                                       20,212             77,151             41,588            234,199
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                            164,419            341,590             86,192          1,859,683
-----------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Unified management fee                                              46,617            100,890             55,500          4,974,900
Registration fees                                                       --                 --                 --             23,177
Miscellaneous expenses                                                  --                 --                 --             19,941
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                      46,617            100,890             55,500          5,018,018
-----------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                                       117,802            240,700             30,692         (3,158,335)
-----------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from security transactions            (649,297)           512,242          1,165,961        (16,894,767)
Net change in unrealized appreciation/depreciation on
  investments                                                   (3,647,715)        (8,830,972)        (1,933,277)      (137,422,275)
-----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS               (4,297,012)        (8,318,730)          (767,316)      (154,317,042)
-----------------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM OPERATIONS                 $    (4,179,210)   $    (8,078,030)   $      (736,624)   $  (157,475,377)
===================================================================================================================================

(A)   Net of foreign tax withholding of:                   $            --    $           934    $            --    $            --
(B)   Represents the period from commencement of operations (January 30, 2008) through June 30, 2008.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                   JSAM INSTITUTIONAL                           JSAM
                                                                    LARGE CAP VALUE                     INSTITUTIONAL VALUE
                                                                          FUND                                  FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS                            SIX MONTHS
                                                                ENDED             YEAR                ENDED             YEAR
                                                               JUNE 30,           ENDED              JUNE 30,           ENDED
                                                                 2008          DECEMBER 31,            2008          DECEMBER 31,
                                                             (UNAUDITED)           2007            (UNAUDITED)           2007
-----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income                                      $       117,802    $       266,603    $       240,700    $       481,795
Net realized gains (losses) from security transactions            (649,297)          (341,595)           512,242         (7,881,253)
Net change in unrealized appreciation/depreciation on
  investments                                                   (3,647,715)        (5,590,818)        (8,830,972)        (9,005,472)
-----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                      (4,179,210)        (5,665,810)        (8,078,030)       (16,404,930)
-----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                                        (109,095)          (266,877)          (236,009)          (481,793)
From net realized gains                                                 --         (2,017,287)                --           (275,244)
-----------------------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS         (109,095)        (2,284,164)          (236,009)          (757,037)
-----------------------------------------------------------------------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold                                        3,484,749          5,735,919          6,690,786         43,367,825
Reinvested distributions                                           102,512          2,181,378            235,323            509,170
Payments for shares redeemed                                    (4,443,104)        (5,901,020)          (715,445)       (12,312,776)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE
  TRANSACTIONS                                                    (855,843)         2,016,277          6,210,664         31,564,219
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                         (5,144,148)        (5,933,697)        (2,103,375)        14,402,252

NET ASSETS
Beginning of period                                             15,912,437         21,846,134         24,604,693         10,202,441
-----------------------------------------------------------------------------------------------------------------------------------
End of period                                              $    10,768,289    $    15,912,437    $    22,501,318    $    24,604,693
===================================================================================================================================

ACCUMULATED NET INVESTMENT INCOME (LOSS)                   $         8,707    $            --    $         4,674    $           (17)
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets  (Continued)
--------------------------------------------------------------------------------

                                                                        MAZAMA                   SANDS CAPITAL
                                                                     INSTITUTIONAL               INSTITUTIONAL
                                                                        GROWTH                       GROWTH
                                                                         FUND                         FUND
-------------------------------------------------------------------------------------------------------------------------
                                                                        PERIOD           SIX MONTHS
                                                                        ENDED              ENDED               YEAR
                                                                       JUNE 30,           JUNE 30,             ENDED
                                                                       2008 (A)             2008            DECEMBER 31,
                                                                      (UNAUDITED)        (UNAUDITED)            2007
-------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)                                        $        30,692    $    (3,158,335)   $    (4,167,635)
Net realized gains (losses) from security transactions                    1,165,961        (16,894,767)        63,629,430
Net change in unrealized appreciation/depreciation on investments        (1,933,277)      (137,422,275)       163,397,854
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                      (736,624)      (157,475,377)       222,859,649
-------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                                                  (30,019)                --                 --
-------------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                   (30,019)                --                 --
-------------------------------------------------------------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold                                                19,390,001        324,549,891        420,293,245
Reinvested distributions                                                      4,087                 --                 --
Payments for shares redeemed                                                   (197)      (188,052,855)      (502,110,289)
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS            19,393,891        136,497,036        (81,817,044)
-------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                  18,627,248        (20,978,341)       141,042,605

NET ASSETS
Beginning of period                                                              --      1,375,493,840      1,234,451,235
-------------------------------------------------------------------------------------------------------------------------
End of period                                                       $    18,627,248    $ 1,354,515,499    $ 1,375,493,840
=========================================================================================================================

ACCUMULATED NET INVESTMENT INCOME (LOSS)                            $           673    $    (3,158,335)   $            --
=========================================================================================================================

(A) Represents the period from commencement of operations (January 30, 2008) through June 30, 2008.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

JSAM INSTITUTIONAL LARGE CAP VALUE FUND

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                          SIX MONTHS
                                                             ENDED                       YEAR ENDED                  PERIOD
                                                            JUNE 30,                    DECEMBER 31,                  ENDED
                                                             2008             -------------------------------      DECEMBER 31,
                                                          (UNAUDITED)             2007              2006              2005(A)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                   $        6.92        $       10.95     $        9.97     $       10.00
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                           0.06                 0.13              0.12              0.05
  Net realized and unrealized gains (losses) on
    investments                                                  (1.94)               (3.00)             1.59              0.09
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 (1.88)               (2.87)             1.71              0.14
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                           (0.05)               (0.13)            (0.12)            (0.05)
  Distributions from net realized gains                             --                (1.03)            (0.61)            (0.12)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                              (0.05)               (1.16)            (0.73)            (0.17)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period                         $        4.99        $        6.92     $       10.95     $        9.97
====================================================================================================================================
Total return                                                    (27.20%)(B)          (26.37%)           17.32%             1.43%(B)
====================================================================================================================================
Net assets at end of period (000's)                      $      10,768        $      15,912     $      21,846     $      14,673
====================================================================================================================================
Ratio of net expenses to average net assets                       0.70%(C)             0.77%             0.75%             0.71%(C)
Ratio of net investment income to average net assets              1.77%(C)             1.22%             1.18%             1.24%(C)
Portfolio turnover rate                                             72%(C)               72%               82%               45%(B)

(A) Represents the period from commencement of operations (June 20, 2005) through December 31, 2005.

(B)   Not annualized.

(C)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

JSAM INSTITUTIONAL VALUE FUND

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                          SIX MONTHS
                                                             ENDED                       YEAR ENDED                  PERIOD
                                                            JUNE 30,                    DECEMBER 31,                  ENDED
                                                             2008             -------------------------------      DECEMBER 31,
                                                          (UNAUDITED)             2007              2006              2005(A)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                   $        7.47        $       10.65     $       10.33     $       10.00
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                           0.06                 0.17              0.02              0.02
  Net realized and unrealized gains (losses) on
    investments                                                  (2.11)               (3.10)             1.45              0.45
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 (2.05)               (2.93)             1.47              0.47
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                           (0.06)               (0.17)            (0.02)            (0.02)
  Distributions from net realized gains                             --                (0.08)            (1.13)            (0.12)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                              (0.06)               (0.25)            (1.15)            (0.14)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period                         $        5.36        $        7.47     $       10.65     $       10.33
====================================================================================================================================
Total return                                                    (27.52%)(B)          (27.81%)           14.35%             4.69%(B)
====================================================================================================================================
Net assets at end of period (000's)                      $      22,501        $      24,605     $      10,202     $       7,714
====================================================================================================================================
Ratio of net expenses to average net assets                       0.80%(C)             0.83%             0.90%             0.83%(C)
Ratio of net investment income to average net assets              1.91%(C)             1.94%             0.24%             0.34%(C)
Portfolio turnover rate                                             54%(C)              128%               88%               43%(B)

(A) Represents the period from commencement of operations (June 17, 2005) through December 31, 2005.

(B)   Not annualized.

(C)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights  (Continued)
--------------------------------------------------------------------------------

MAZAMA INSTITUTIONAL GROWTH FUND

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

                                                                    PERIOD
                                                                     ENDED
                                                                   JUNE 30,
                                                                    2008(A)
                                                                  (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value at beginning of period                           $    10.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                                0.02
  Net realized and unrealized losses on investments                   (0.09)
--------------------------------------------------------------------------------
Total from investment operations                                      (0.07)
--------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                                (0.02)
--------------------------------------------------------------------------------
Net asset value at end of period                                 $     9.91
================================================================================
Total return                                                          (0.73%)(B)
================================================================================
Net assets at end of period (000's)                              $   18,627
================================================================================
Ratio of net expenses to average net assets                            0.95%(C)
Ratio of net investment income to average net assets                   0.52%(C)
Portfolio turnover rate                                                 276%(C)

(A) Represents the period from commencement of operations (January 30, 2008) through June 30, 2008.

(B)   Not annualized.

(C)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

SANDS CAPITAL INSTITUTIONAL GROWTH FUND

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                          SIX MONTHS
                                                             ENDED                       YEAR ENDED                  PERIOD
                                                            JUNE 30,                    DECEMBER 31,                  ENDED
                                                             2008             -------------------------------      DECEMBER 31,
                                                          (UNAUDITED)             2007              2006              2005(A)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                   $       13.18        $       11.10     $       11.79     $       10.00
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment loss                                            (0.03)               (0.04)            (0.04)            (0.02)
  Net realized and unrealized gains (losses) on
    investments                                                  (1.43)                2.12             (0.65)             1.81
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 (1.46)                2.08             (0.69)             1.79
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period                         $       11.72        $       13.18     $       11.10     $       11.79
====================================================================================================================================
Total return                                                    (11.08%)(B)           18.74%            (5.85%)           17.90%(B)
====================================================================================================================================
Net assets at end of period (000's)                      $   1,354,515        $   1,375,494     $   1,234,451     $     615,503
====================================================================================================================================
Ratio of net expenses to average net assets                       0.79%(C)             0.80%             0.80%             0.79%(C)
Ratio of net investment loss to average net assets               (0.50%)(C)           (0.31%)           (0.44%)           (0.45%)(C)
Portfolio turnover rate                                             29%(C)               36%               28%               16%(B)

(A) Represents the period from commencement of operations (January 21, 2005) through December 31, 2005.

(B)   Not annualized.

(C)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Notes to Financial Statements
June 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

1. ORGANIZATION

The Touchstone Institutional Funds Trust (the Trust), formerly Constellation Institutional Portfolios, a Delaware Business Trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with four active funds, all of which are non-diversified. The financial statements included herein are those of the Touchstone JSAM Institutional Large Cap Value Fund (formerly CIP JSAM Large Cap Value Portfolio), Touchstone JSAM Institutional Value Fund (formerly CIP JSAM Value Portfolio), Touchstone Mazama Institutional Growth Fund, and Touchstone Sands Capital Institutional Growth Fund (formerly CIP Sands Capital Institutional Growth Portfolio), each a "Fund" and collectively the "Funds". The Funds commenced operations on June 20, 2005, June 17, 2005, January 30, 2008 and January 21, 2005, respectively.

The Funds are registered to offer one class of shares. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies, and strategies along with information on the class of shares currently being offered.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds:

SECURITY VALUATION - The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price and portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (NOCP). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157,"Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles (GAAP) from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds investments. These inputs are summarized in the three broad levels listed below:

o Level 1 - quoted prices in active markets for identical securities

o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Funds net assets as of June 30, 2008:

                                                                LEVEL 2 -            LEVEL 3 -
                                                           OTHER SIGNIFICANT        SIGNIFICANT
                                             LEVEL 1 -         OBSERVABLE          UNOBSERVABLE
INVESTMENTS IN SECURITIES:                 QUOTED PRICES         INPUTS               INPUTS
------------------------------------------------------------------------------------------------
JSAM Institutional Large Cap Value Fund   $   11,069,630     $           --       $           --
JSAM Institutional Value Fund                 23,286,283                 --                   --
Mazama Institutional Growth Fund              18,660,542                 --                   --
Sands Capital Institutional Growth Fund    1,349,879,041                 --                   --

PORTFOLIO SECURITIES LOANED - Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid securities, with the Fund's custodian in an amount at least equal to the market value of the loaned securities.

As of June 30, 2008, the following Funds loaned common stocks and received collateral as follows:

                                                 MARKET VALUE        VALUE OF
                                                   OF COMMON        COLLATERAL
                                                 STOCKS LOANED       RECEIVED
--------------------------------------------------------------------------------
JSAM Institutional Large Cap Value Fund        $    2,575,481     $    2,703,450
JSAM Institutional Value Fund                  $    6,701,258     $    7,050,731
Mazama Institutional Growth Fund               $    4,855,612     $    5,112,118
Sands Capital Institutional Growth Fund        $  287,909,607     $  297,223,167

All collateral received as cash and securities is received, held and administered by the Funds' custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral valued at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Unrealized gain or loss on the fair value of the securities loaned that may occur during the term of the loan are recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

SHARE VALUATION - The net asset value per share is calculated each business day. It is computed by dividing the assets of the Fund, less its liabilities, by the number of outstanding shares of the Fund.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

DIVIDENDS AND DISTRIBUTIONS - The Funds pay distributions of net income quarterly. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

ESTIMATES - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

EXPENSES - The Funds pay a unified management fee to Touchstone Advisors, Inc. (the Advisor) for providing or procuring advisory, administration and other services. The Advisor is responsible for compensating any third party engaged to provide services under its supervision and is also responsible for payment of the fees of the independent Trustees, custodian, independent auditor, legal counsel (excluding costs in connection with certain litigation or administrative actions), and the transfer and dividend disbursing agent. The Funds will pay all state registration fees and charges incurred related to printing and mailing to existing shareholders prospectuses, statement of additional information, proxy solicitation material, shareholder reports and EDGAR filings.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended June 30, 2008:

                                   JSAM                JSAM                MAZAMA           SANDS CAPITAL
                               INSTITUTIONAL       INSTITUTIONAL        INSTITUTIONAL       INSTITUTIONAL
                              LARGE CAP VALUE          VALUE               GROWTH              GROWTH
                                   FUND                FUND                 FUND                FUND
---------------------------------------------------------------------------------------------------------
Cost of Purchases              $  5,324,378        $ 15,707,959         $ 33,008,874         $320,468,111
Proceeds from Sales            $  4,584,778        $  6,459,771         $ 13,711,453         $183,932,351
---------------------------------------------------------------------------------------------------------

4. TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers of the Advisor, the Underwriter (Touchstone Securities, Inc.) and/or JPMorgan Chase Bank, N.A. ("JPMorgan" and the Sub-Administrator and Transfer Agent to the Funds). The Advisor and Underwriter are each wholly-owned indirect subsidiaries of The Western and Southern Life Insurance Company (Western-Southern).

As of June 30, 2008, 61% and 54% of the JSAM Institutional Value Fund and the Mazama Institutional Growth Fund was owned by Western-Southern and subsidiaries, respectively.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and the Investment Manager are permitted to operate in a "Manager-of-Managers" structure.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENTS - Each Fund may invest in the Touchstone Institutional Money Market Fund, subject to compliance with the several conditions set forth in an order received by the Trust from the Securities and Exchange Commission. To the extent that the other Touchstone Funds are invested in the Touchstone Institutional Money Market Fund, the Advisor and Administrator will be paid additional fees from the Touchstone Institutional Money Market Fund that will not be waived or reimbursed.

A summary of each Fund's investment in the Touchstone Institutional Money Market Fund, if any, for the six months ended June 30, 2008, is noted below:

                                                              SHARE ACTIVITY
                                           ---------------------------------------------------
                                            BALANCE                                  BALANCE                        VALUE
                                           12/31/07   PURCHASES        SALES         06/30/08      DIVIDENDS       06/30/08
----------------------------------------------------------------------------------------------------------------------------
JSAM Institutional Large Cap Value Fund       --      3,911,880     (3,386,160)        525,720   $      4,721   $    525,720
JSAM Institutional Value Fund                 --      6,114,150     (5,345,255)        768,895   $      7,851   $    768,895
Mazama Institutional Growth Fund              --     19,740,639    (19,610,202)        130,437   $     11,160   $    130,437
Sands Capital Institutional Growth Fund       --    197,373,624   (183,930,270)     13,443,354   $    285,918   $ 13,443,354
----------------------------------------------------------------------------------------------------------------------------

5. MANAGEMENT AGREEMENT

The Trust and the Advisor are parties to a management agreement under which the Advisor receives a fee, calculated daily and paid monthly, of 0.70%, 0.80%, 0.95% and 0.78% per annum of the average daily net assets of the JSAM Institutional Large Cap Value Fund, JSAM Institutional Value Fund, Mazama Institutional Growth Fund, and Sands Capital Institutional Growth Fund, respectively. Under the management agreement, Touchstone continuously reviews, supervises and administers the Funds' investment programs, subject to the supervision of and policies established by the Board of Trustees. Under the management agreement, Touchstone also provides administrative services to the Trust and pays all operating expenses on the Trust's behalf, excluding BlueSky state registration fees and charges incurred related to printing and mailing to existing shareholders prospectuses, statement of additional information, proxy solicitation material, shareholder reports and EDGAR filings.

JS Asset Management, LLC ("JSAM"), a SEC registered advisor, serves as the sub-advisor to the JSAM Institutional Large Cap Value Fund and JSAM Institutional Value Fund and makes investment decisions for the Funds and also ensures compliance with the Funds' investment policies and guidelines.

Mazama Capital Management, Inc. ("Mazama"), a SEC registered advisor, serves as the sub-advisor to the Mazama Institutional Growth Fund and makes investment decisions for the Fund and also ensures compliance with the Fund's investment policies and guidelines.

Sands Capital Management, LLC, a SEC registered advisor, serves as the sub-advisor to the Sands Capital Institutional Growth Fund and makes investment decisions for the Fund and also ensures compliance with the Fund's investment policies and guidelines.

The Advisor, (not the Funds) pays the Sub-Advisors a fee for their services.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

6. CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

                                                     JSAM INSTITUTIONAL         JSAM INSTITUTIONAL
                                                      LARGE CAP VALUE                 VALUE
                                                           FUND                        FUND
-----------------------------------------------------------------------------------------------------
                                                 SIX MONTHS                  SIX MONTHS
                                                   ENDED         YEAR          ENDED        YEAR
                                                  JUNE 30,       ENDED        JUNE 30,      ENDED
                                                    2008      DECEMBER 31,      2008     DECEMBER 31,
                                                (UNAUDITED)      2007       (UNAUDITED)     2007
-----------------------------------------------------------------------------------------------------
Shares sold                                        574,143       633,028       971,050      3,805,280
Shares reinvested                                   19,174       308,470        39,623         64,513
Shares redeemed                                   (737,164)     (635,908)     (110,763)    (1,533,278)
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding     (143,847)      305,590       899,910      2,336,515
Shares outstanding, beginning of period          2,300,785     1,995,195     3,294,554        958,039
-----------------------------------------------------------------------------------------------------
Shares outstanding, end of period                2,156,938     2,300,785     4,194,464      3,294,554
=====================================================================================================

                                                     MAZAMA                SANDS CAPITAL
                                               INSTITUTIONAL GROWTH     INSTITUTIONAL GROWTH
                                                      FUND                      FUND
------------------------------------------------------------------------------------------------
                                                     PERIOD          SIX MONTHS
                                                      ENDED             ENDED           YEAR
                                                    JUNE 30,          JUNE 30,          ENDED
                                                    2008 (A)            2008        DECEMBER 31,
                                                   (UNAUDITED)       (UNAUDITED)        2007
------------------------------------------------------------------------------------------------
Shares sold                                         1,878,337         27,163,630      34,610,503
Shares reinvested                                         413                 --              --
Shares redeemed                                           (18)       (16,028,444)    (41,425,271)
------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding       1,878,732         11,135,186      (6,814,768)
Shares outstanding, beginning of period                    --        104,397,296     111,212,064
------------------------------------------------------------------------------------------------
Shares outstanding, end of period                   1,878,732        115,532,482     104,397,296
================================================================================================

(A) Represents the period from commencement of operations (January 30, 2008) through June 30, 2008

7. FEDERAL INCOME TAXES

FEDERAL INCOME TAX - It is each Fund's policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

The tax character of distributions paid for the years ended December 31, 2007 and 2006 was as follows:

                                         JSAM
                                     INSTITUTIONAL                 JSAM                 SANDS CAPITAL
                                       LARGE CAP               INSTITUTIONAL            INSTITUTIONAL
                                        VALUE                     VALUE                     GROWTH
                                         FUND                      FUND                      FUND
----------------------------------------------------------------------------------------------------------
                                  2007         2006         2007         2006         2007         2006
----------------------------------------------------------------------------------------------------------
From ordinary income           $1,448,818   $1,255,961   $  731,010   $  861,982   $       --   $       --
From long-term capital gains      835,346      165,957       26,027       97,574           --           --
----------------------------------------------------------------------------------------------------------
                               $2,284,164   $1,421,918   $  757,037   $  959,556   $       --   $       --
----------------------------------------------------------------------------------------------------------

The following information is computed on a tax basis for each item as of December 31, 2007:

                                                  JSAM
                                              INSTITUTIONAL          JSAM           SANDS CAPITAL
                                                LARGE CAP        INSTITUTIONAL      INSTITUTIONAL
                                                  VALUE              VALUE             GROWTH
                                                  FUND               FUND               FUND
--------------------------------------------------------------------------------------------------
Tax cost of portfolio investments            $    20,187,389    $    33,183,474    $ 1,186,469,322
==================================================================================================
Gross unrealized appreciation                      1,180,407            716,791        318,337,545
Gross unrealized depreciation                     (5,416,866)        (9,564,220)      (117,346,200)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)        (4,236,459)        (8,847,429)       200,991,345
Post-October losses                               (1,826,022)        (4,021,846)                --
Capital loss carryforward                                 --         (3,875,886)                --
Undistributed ordinary income                             --                173                 --
Undistributed long-term capital gains                     --                 --         25,298,914
Other temporary differences                               --               (190)                --
==================================================================================================
    Accumulated earnings (deficit)           $    (6,062,481)   $   (16,745,178)   $   226,290,259
==================================================================================================

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sales.

As of December 31, 2007, the Funds had the following capital loss carryforwards for federal income tax purposes.

                                                                      EXPIRES
FUND                                                   AMOUNT       DECEMBER 31,
--------------------------------------------------------------------------------
JSAM Institutional Value Fund                        $3,875,886         2015
--------------------------------------------------------------------------------

The capital loss carryforwards may be utilized in future years to offset net realized capital gain, if any, prior to distributing such gains to shareholders.

During the year ended December 31, 2007, the Funds utilized capital loss carryforwards as follows:

                                                                      AMOUNT
--------------------------------------------------------------------------------
Sands Capital Institutional Growth Fund                            $  38,746,046
--------------------------------------------------------------------------------

Certain reclassifications, the result of permanent differences between financial statement and income tax reporting requirements have been made to the components of net assets. These reclassifications have no impact on the net assets or net asset value per share of the Funds and are designed to present the Funds' capital accounts on a tax basis. The following reclassifications of net investment income (loss) have been made to the following Funds for the year ended December 31, 2007:

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

                                                          UNDISTRIBUTED    ACCUMULATED
                                             PAID-IN     NET INVESTMENT   NET REALIZED
                                             CAPITAL      INCOME (LOSS)      LOSSES
--------------------------------------------------------------------------------------
JSAM Institutional Large Cap Value Fund   $        (6)    $        98      $       (92)
JSAM Institutional Value Fund                      19             (19)              --
Sands Capital Institutional Growth Fund    (4,167,635)      4,167,635               --
--------------------------------------------------------------------------------------

For the six months ended June 30, 2008, the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

                                                                                                    NET
                                                               GROSS             GROSS           UNREALIZED
                                             FEDERAL         UNREALIZED        UNREALIZED       APPRECIATION
                                             TAX COST       APPRECIATION      DEPRECIATION     (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------
JSAM Institutional Large Cap Value Fund   $   21,657,254   $      640,224   $   (8,524,398)   $   (7,884,174)
JSAM Institutional Value Fund             $   48,015,415   $      537,092   $  (18,215,493)   $  (17,678,401)
Mazama Institutional Growth Fund          $   25,705,937   $      723,471   $   (2,656,748)   $   (1,933,277)
Sands Capital Institutional Growth Fund   $1,583,533,138   $  239,229,738   $ (175,660,668)   $   63,569,070
-------------------------------------------------------------------------------------------------------------

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax benefit in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Funds have analyzed their tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2004 through 2007) for purposes of implementing FIN 48 and have concluded that no provision for income tax is required in their financial statements.

8. COMMITMENTS AND CONTINGENCIES

The Funds indemnify the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

9. CONCENTRATIONS/RISKS

Each Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Funds' net asset value and magnified effect on the total return.

--------------------------------------------------------------------------------
Portfolio of Investments
JSAM Institutional Large Cap Value Fund - June 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                    MARKET
PREFERRED STOCK -- 0.4%                         SHARES              VALUE
-------------------------------------------------------------------------------

AUTOS & TRANSPORTATION -- 0.4%
General Motors Corp.                             2,900          $        39,730
-------------------------------------------------------------------------------

COMMON STOCKS -- 97.5%
FINANCIAL SERVICES -- 34.8%
American International Group, Inc. +             7,800                  206,388
Citigroup, Inc.                                 26,250                  439,950
Fannie Mae                                      29,850                  582,374
Freddie Mac                                     37,950                  622,380
Genworth Financial, Inc. - Class A              31,960                  569,208
KeyCorp                                          3,700                   40,626
Lehman Brothers Holdings, Inc.                   1,800                   35,658
National City Corp. +                           83,000                  395,910
Wachovia Corp. +                                28,700                  445,711
Washington Mutual, Inc. +                       84,400                  416,092
-------------------------------------------------------------------------------
                                                                      3,754,297
-------------------------------------------------------------------------------

PRODUCER DURABLES -- 24.3%
Alcatel-Lucent - ADR* +                         93,500                  564,740
Centex Corp.                                    31,400                  419,818
D R Horton, Inc.                                48,600                  527,310
Navistar International Corp.*                    6,400                  421,248
Nortel Networks Corp.*                          19,910                  163,660
Pulte Homes, Inc. +                             54,100                  520,983
-------------------------------------------------------------------------------
                                                                      2,617,759
-------------------------------------------------------------------------------

ENERGY -- 10.6%
Peabody Energy Corp.                             6,500                  572,325
Reliant Energy, Inc.*                           27,000                  574,290
-------------------------------------------------------------------------------
                                                                      1,146,615
-------------------------------------------------------------------------------

TECHNOLOGY -- 9.6%
AU Optronics Corp. - ADR* +                     10,373                  164,308
BearingPoint, Inc.* +                          178,800                  144,828
Dell, Inc.*                                     22,100                  483,548
Motorola, Inc.                                  32,500                  238,550
-------------------------------------------------------------------------------
                                                                      1,031,234
-------------------------------------------------------------------------------

UTILITIES -- 9.4%
Mirant Corp.*                                   11,400                  446,310
Sprint Nextel Corp.                             59,500                  565,250
-------------------------------------------------------------------------------
                                                                      1,011,560
-------------------------------------------------------------------------------

HEALTH CARE -- 4.4%
Omnicare, Inc.                                   6,800                  178,296
Sanofi-Aventis - ADR                             9,000                  299,070
-------------------------------------------------------------------------------
                                                                        477,366
-------------------------------------------------------------------------------

MATERIALS & PROCESSING -- 1.9%
Abitibibowater, Inc.* +                         21,743                  202,862
-------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 1.8%
J.C. Penney Co., Inc.                            5,300                  192,337
-------------------------------------------------------------------------------

AUTOS & TRANSPORTATION -- 0.7%
General Motors Corp. +                           6,100                   70,150
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                             $    10,504,180
-------------------------------------------------------------------------------

INVESTMENT FUNDS -- 30.0%
BBH Securities Lending Fund **               2,703,450                2,703,450
Touchstone Institutional
    Money Market Fund^                         525,720                  525,720
-------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                          $     3,229,170
-------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 127.9%
(Cost $21,434,332)                                              $    13,773,080
-------------------------------------------------------------------------------

LIABILITIES IN EXCESS OF OTHER ASSETS -- (27.9%)                     (3,004,791)
-------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                            $    10,768,289
===============================================================================

*     Non-income producing security.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

+ All or a portion of the security is on loan. The total value of securities on loan as of June 30, 2008, was $2,575,481.

**    Represents collateral for securities loaned.

ADR   American Depository Receipt.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
JSAM Institutional Value Fund - June 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                    MARKET
PREFERRED STOCK -- 0.4%                         SHARES              VALUE
-------------------------------------------------------------------------------

AUTOS & TRANSPORTATION -- 0.4%
General Motors Corp.                             6,300          $        86,310
-------------------------------------------------------------------------------

COMMON STOCKS -- 99.6%
FINANCIAL SERVICES -- 39.7%
American Equity Investment
    Life Holding Co.*                           78,300                  638,145
American International Group, Inc.              11,600                  306,936
BFC Financial Corp. - Class A*                 133,400                  100,050
Capital One Financial Corp. +                    4,300                  163,443
CIT Group, Inc.                                 21,200                  144,372
Citigroup, Inc.                                 59,000                  988,840
Conseco, Inc.*                                  23,900                  237,088
Fannie Mae                                      65,600                1,279,856
Freddie Mac                                     78,500                1,287,400
Genworth Financial, Inc. - Class A              47,086                  838,602
LandAmerica Financial Group, Inc. +             19,700                  437,143
Lehman Brothers Holdings, Inc.                   9,500                  188,195
National City Corp. +                          174,300                  831,411
Wachovia Corp. +                                44,500                  691,085
Washington Mutual, Inc. +                      163,400                  805,562
-------------------------------------------------------------------------------
                                                                      8,938,128
-------------------------------------------------------------------------------

PRODUCER DURABLES -- 26.7%
Alcatel-Lucent - ADR* +                        131,100                  791,844
Cavalier Homes, Inc.*                           50,000                   98,500
Centex Corp.                                    56,100                  750,057
Champion Enterprises, Inc.*                     14,000                   81,900
D R Horton, Inc. +                             109,300                1,185,905
Hovnanian Enterprises, Inc.* +                  29,000                  158,920
MasTec, Inc.*                                    5,600                   59,696
Meritage Homes Corp.* +                         45,800                  694,786
Navistar International Corp.*                   13,600                  895,152
Pulte Homes, Inc. +                            111,500                1,073,745
Ryland Group, Inc. +                            10,000                  218,100
-------------------------------------------------------------------------------
                                                                      6,008,605
-------------------------------------------------------------------------------

ENERGY -- 9.1%
Foundation Coal Holdings, Inc.                   4,000                  354,320
Peabody Energy Corp.                             8,400                  739,620
Reliant Energy, Inc.*                           45,200                  961,404
-------------------------------------------------------------------------------
                                                                      2,055,344
-------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 8.8%
Hudson Highland Group, Inc.*                    87,600                  917,172
J.C. Penney Co., Inc.                            5,000                  181,450
Libbey, Inc.                                    71,900                  534,936
Office Depot, Inc.*                             32,200                  352,268
-------------------------------------------------------------------------------
                                                                      1,985,826
-------------------------------------------------------------------------------

TECHNOLOGY -- 5.0%
Alliance Semiconductor Corp.                    19,100                   16,331
AU Optronics Corp. - ADR* +                     22,558                  357,319
BearingPoint, Inc.* +                          478,900                  387,908
Motorola, Inc.                                  25,000                  183,500
Qimonda AG - ADR* +                             76,200                  181,356
-------------------------------------------------------------------------------
                                                                      1,126,414
-------------------------------------------------------------------------------

MATERIALS & PROCESSING -- 3.0%
Abitibibowater, Inc.* +                         72,085                  672,553
-------------------------------------------------------------------------------

OTHER -- 2.2%
iShares Russell 1000 Value Index                 7,300                  504,065
-------------------------------------------------------------------------------

AUTOS & TRANSPORTATION -- 1.8%
ArvinMeritor, Inc.                              11,500                  143,520
Cooper Tire & Rubber Co.                        13,700                  107,408
General Motors Corp. +                          13,200                  151,800
-------------------------------------------------------------------------------
                                                                        402,728
-------------------------------------------------------------------------------

HEALTH CARE -- 1.7%
Omnicare, Inc. +                                14,500                  380,190
-------------------------------------------------------------------------------

CONSUMER STAPLES -- 1.6%
Pilgrim's Pride Corp. - Class B                 27,500                  357,225
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                             $    22,431,078
-------------------------------------------------------------------------------

INVESTMENT FUNDS -- 34.8%
BBH Securities Lending Fund **               7,050,731                7,050,731
Touchstone Institutional
    Money Market Fund^                         768,895                  768,895
-------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                          $     7,819,626
-------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 134.8%
(Cost $47,949,984)                                              $    30,337,014

LIABILITIES IN EXCESS OF OTHER ASSETS -- (34.8%)                     (7,835,696)
-------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                            $    22,501,318
===============================================================================

*     Non-income producing security.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

+ All or a portion of the security is on loan. The total value of securities on loan as of June 30, 2008, was $6,701,258.

**    Represents collateral for securities loaned.

ADR   American Depository Receipt.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Mazama Institutional Growth Fund  - June 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                    MARKET
PREFERRED STOCK -- 0.2%                         SHARES              VALUE
-------------------------------------------------------------------------------

FINANCIAL SERVICES -- 0.2%
East West Bancorp, Inc.                             62          $        43,710
-------------------------------------------------------------------------------

COMMON STOCKS -- 77.8%
CONSUMER DISCRETIONARY -- 15.1%
Abercrombie & Fitch Co. - Class A                3,300                  206,844
Activision, Inc.*                                4,900                  166,943
Apollo Group, Inc.*                              2,000                   88,520
Avon Products, Inc.                              2,200                   79,244
Best Buy Co., Inc.                               2,600                  102,960
China Digital TV Holding Co. Ltd.*               9,600                  133,536
Chipotle Mexican Grill, Inc. - Class A* +        3,100                  256,122
Coach, Inc.*                                     7,200                  207,936
CROCS, Inc.* +                                  42,000                  336,420
Electronic Arts, Inc.*                           3,400                  151,062
Focus Media Holding Ltd. - ADR* +                2,800                   77,616
GameStop Corp. - Class A*                        1,800                   72,720
Guess?, Inc.                                     1,800                   67,410
J. Crew Group, Inc.* +                           7,000                  231,070
NDS Group PLC - SPONS ADR*                       2,600                  153,920
Priceline.com, Inc.* +                             500                   57,730
Quiksilver, Inc.*                               61,900                  607,857
Starbucks Corp.*                                17,600                  277,024
Tiffany & Co.                                    3,300                  134,475
Williams-Sonoma, Inc. +                          3,600                   71,424
Yum! Brands, Inc.                                3,200                  112,288
-------------------------------------------------------------------------------
                                                                      3,593,121
-------------------------------------------------------------------------------

TECHNOLOGY -- 13.0%
Broadcom Corp. - Class A*                       10,100                  275,629
First Solar, Inc.*                                 550                  150,051
Flextronics International Ltd.*                 25,700                  241,580
Immersion Corp.*                                16,600                  113,046
MEMC Electronic Materials, Inc.*                 6,200                  381,548
NVIDIA Corp.*                                   19,200                  359,424
Red Hat, Inc.* +                                26,300                  544,147
Riverbed Technology, Inc.*                      35,500                  487,060
Skyworks Solutions, Inc.* +                     22,800                  225,036
SunPower Corp. - Class A* +                      4,300                  309,514
-------------------------------------------------------------------------------
                                                                      3,087,035
-------------------------------------------------------------------------------

HEALTH CARE -- 11.0%
Affymetrix, Inc.*                               20,400                  209,916
ArthroCare Corp.* +                              9,500                  387,695
Cell Genesys, Inc.* +                           48,600                  126,360
Cephalon, Inc.* +                               10,700                  713,583
Cubist Pharmaceuticals, Inc.*                   23,300                  416,138
Express Scripts, Inc.*                             600                   37,632
Hologic, Inc.* +                                10,400                  226,720
Medarex, Inc.*                                  62,100                  410,481
Quest Diagnostics, Inc.                          1,900                   92,093
-------------------------------------------------------------------------------
                                                                      2,620,618
-------------------------------------------------------------------------------

ENERGY -- 10.9%
Atwood Oceanics, Inc.*                             800                   99,472
CONSOL Energy, Inc.                              1,300                  146,081
Evergreen Solar, Inc.* +                        30,600                  296,514
FMC Technologies, Inc.*                          1,600                  123,088
Helix Energy Solutions Group, Inc.*              5,700                  237,348
National Oilwell Varco, Inc.*                    1,900                  168,568
Noble Corp.                                      8,100                  526,176
Range Resources Corp.                            3,300                  216,282
Southwestern Energy Co.*                         3,400                  161,874
Superior Energy Services, Inc.*                  4,400                  242,616
Valero Energy Corp.                              3,800                  156,484
Weatherford International Ltd.*                  4,200                  208,278
-------------------------------------------------------------------------------
                                                                      2,582,781
-------------------------------------------------------------------------------

FINANCIAL SERVICES -- 9.4%
American Express Co. +                           7,200                  271,224
Bank of Hawaii Corp.                             1,000                   47,800
BlackRock, Inc.                                    275                   48,675
Blackstone Group L.P. (The) +                   24,100                  438,861
East West Bancorp, Inc. +                       15,000                  105,900
InterContinental Exchange, Inc.*                 1,100                  125,400
Invesco Ltd.                                     3,500                   83,930
Janus Capital Group, Inc.                        1,300                   34,411
Mastercard, Inc. - Class A +                       225                   59,742
NASDAQ OMX Group, Inc.*                          3,500                   92,925
Northern Trust Corp.                             1,800                  123,426
Och-Ziff Capital Management
    Group LLC +                                 11,200                  212,912
SEI Investments Co.                              3,000                   70,560
T. Rowe Price Group, Inc.                        1,100                   62,117
UCBH Holdings, Inc. +                           43,400                   97,650
Visa, Inc. - Class A                             2,425                  197,177
Zions Bancorp. +                                 5,200                  163,748
-------------------------------------------------------------------------------
                                                                      2,236,458
-------------------------------------------------------------------------------

PRODUCER DURABLES -- 6.9%
Agilent Technologies, Inc.*                      2,900                  103,066
Applied Materials, Inc.                          9,700                  185,173
BE Aerospace, Inc.*                              7,000                  163,030
Fuel-Tech, Inc.* +                               9,300                  163,866
LAM Research Corp.*                              1,700                   61,455
Polycom, Inc.*                                  35,100                  855,036
Rockwell Collins, Inc.                           2,200                  105,512
-------------------------------------------------------------------------------
                                                                      1,637,138
-------------------------------------------------------------------------------

MATERIALS & PROCESSING -- 5.5%
Air Products & Chemicals, Inc.                     375                   37,073
International Paper Co.                          3,800                   88,540
Jacobs Engineering Group, Inc.*                    700                   56,490
McDermott International, Inc.*                   7,400                  457,986
Meruelo Maddux Properties, Inc.*                44,800                   97,664
Precision Castparts Corp.                        2,000                  192,740

--------------------------------------------------------------------------------
Mazama Institutional Growth Fund (Continued)
--------------------------------------------------------------------------------

                                                                    MARKET
COMMON STOCKS -- 77.8% (CONTINUED)              SHARES              VALUE
-------------------------------------------------------------------------------

MATERIALS & PROCESSING -- 5.5% (CONTINUED)
RTI International Metals, Inc.*                  3,500          $       124,670
The Mosaic Co.*                                    800                  115,760
Titanium Metals Corp. +                          8,800                  123,112
-------------------------------------------------------------------------------
                                                                      1,294,035
-------------------------------------------------------------------------------

UTILITIES -- 3.3%
Cascal N.V.*                                    10,700                  131,610
Clearwire Corp.* +                              18,400                  238,464
NII Holdings, Inc.*                              8,700                  413,163
-------------------------------------------------------------------------------
                                                                        783,237
-------------------------------------------------------------------------------

AUTOS & TRANSPORTATION -- 1.5%
CH Robinson Worldwide, Inc.                      1,200                   65,808
Expeditors International of
    Washington, Inc.                             5,800                  249,400
Paccar, Inc.                                     1,200                   50,196
-------------------------------------------------------------------------------
                                                                        365,404
-------------------------------------------------------------------------------

CONSUMER STAPLES -- 0.9%
Whole Foods Market, Inc. +                       8,700                  206,103
-------------------------------------------------------------------------------

OTHER -- 0.3%
Foster Wheeler Ltd.                              1,100                   80,465
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                             $    18,486,395
-------------------------------------------------------------------------------

INVESTMENT FUNDS -- 22.1%
BBH Securities Lending Fund **               5,112,118          $     5,112,118
Touchstone Institutional
    Money Market Fund^                         130,437                  130,437
-------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                          $     5,242,555
-------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 100.1%
(Cost $25,705,937)                                              $    23,772,660

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%)                      (5,145,412)
-------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                            $    18,627,248
===============================================================================

*     Non-income producing security.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

+ All or a portion of the security is on loan. The total value of securities on loan as of June 30, 2008, was $4,855,612.

**    Represents collateral for securities loaned.

ADR   American Depository Receipt.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Sands Capital Institutional Growth Fund - June 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                    MARKET
COMMON STOCKS -- 98.7%                          SHARES              VALUE
-------------------------------------------------------------------------------

HEALTH CARE -- 22.6%
Abraxis BioScience, Inc.* +                    115,675          $     7,340,736
Allergan, Inc.                               1,183,600               61,606,380
Cerner Corp.* +                                361,500               16,332,570
Genentech, Inc.*                               511,200               38,800,080
Genzyme Corp.*                                 925,700               66,668,914
Intuitive Surgical, Inc.* +                    179,600               48,384,240
Stryker Corp.                                  492,800               30,987,264
Varian Medical Systems, Inc.*                  713,800               37,010,530
-------------------------------------------------------------------------------
                                                                    307,130,714
-------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 21.7%
Amazon.com, Inc.* +                          1,081,100               79,277,063
Google, Inc. - Class A*                        216,500              113,969,930
Iron Mountain, Inc.*                           573,400               15,223,770
Las Vegas Sands Corp.* +                       854,300               40,527,992
Starbucks Corp.* +                           2,878,400               45,306,016
-------------------------------------------------------------------------------
                                                                    294,304,771
-------------------------------------------------------------------------------

TECHNOLOGY -- 17.9%
Apple, Inc.*                                   495,100               82,899,544
Broadcom Corp. - Class A* +                  2,116,200               57,751,098
EMC Corp.*                                   3,511,600               51,585,404
Salesforce.com, Inc.* +                        731,100               49,882,953
-------------------------------------------------------------------------------
                                                                    242,118,999
-------------------------------------------------------------------------------

ENERGY -- 17.7%
FMC Technologies, Inc.*                        495,100               38,088,043
National Oilwell Varco, Inc.*                1,245,740              110,522,053
Schlumberger Ltd.                              843,900               90,660,177
-------------------------------------------------------------------------------
                                                                    239,270,273
-------------------------------------------------------------------------------

FINANCIAL SERVICES -- 12.9%
CME Group, Inc. - Class A +                    101,300               38,817,147
InterContinental Exchange, Inc.*               376,500               42,921,000
Moody's Corp. +                              1,061,500               36,558,060
Visa, Inc. - Class A                           690,800               56,168,948
-------------------------------------------------------------------------------
                                                                    174,465,155
-------------------------------------------------------------------------------

UTILITIES -- 3.8%
America Movil S.A. - ADR*                      972,900               51,320,475
-------------------------------------------------------------------------------

AUTOS & TRANSPORTATION -- 2.1%
Expeditors International of
    Washington, Inc.                           647,100               27,825,300
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                             $ 1,336,435,687
-------------------------------------------------------------------------------

INVESTMENT FUNDS -- 22.9%
BBH Securities Lending Fund **             297,223,167          $   297,223,167
Touchstone Institutional
    Money Market Fund^                      13,443,354               13,443,354
-------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                          $   310,666,521
-------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 121.6%
(Cost $1,579,313,495)                                           $ 1,647,102,208

LIABILITIES IN EXCESS OF OTHER ASSETS -- (21.6%)                   (292,586,709)
-------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                            $ 1,354,515,499
===============================================================================

*     Non-income producing security.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

+ All or a portion of the security is on loan. The total value of securities on loan as of June 30, 2008, was $287,909,607.

**    Represents collateral for securities loaned.

ADR   American Depository Receipt.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Other Items (Unaudited)
--------------------------------------------------------------------------------

PROXY VOTING

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge upon request by calling toll free 1.800.543.0407. These items are also available on the Securities and Exchange Commission's (the Commission) website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission's website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling
1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SCHEDULE OF SHAREHOLDER EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 through June 30, 2008).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended June 30, 2008" to estimate the expenses you paid on your account during this period.

--------------------------------------------------------------------------------
Other Items (Continued)
--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                                                       EXPENSES
                                              NET EXPENSE         BEGINNING         ENDING            PAID DURING
                                                  RATIO            ACCOUNT          ACCOUNT         THE SIX MONTHS
                                               ANNUALIZED           VALUE            VALUE               ENDED
                                                JUNE 30,          JANUARY 1,        JUNE 30,            JUNE 30,
                                                  2008              2008              2008               2008*
------------------------------------------------------------------------------------------------------------------
JSAM INSTITUTIONAL LARGE CAP VALUE FUND
      Actual                                      0.70%           $1,000.00        $   728.00        $     3.01
      Hypothetical                                0.70%           $1,000.00        $ 1,021.38        $     3.53

JSAM INSTITUTIONAL VALUE FUND
      Actual                                      0.80%           $1,000.00        $   724.80        $     3.43
      Hypothetical                                0.80%           $1,000.00        $ 1,020.88        $     4.02

MAZAMA INSTITUTIONAL GROWTH FUND
      Actual**                                    0.94%           $1,000.00        $   992.70        $     3.92
      Hypothetical**                              0.94%           $1,000.00        $ 1,016.96        $     3.97

SANDS CAPITAL INSTITUTIONAL GROWTH FUND
      Actual                                      0.79%           $1,000.00        $   889.20        $     3.70
      Hypothetical                                0.79%           $1,000.00        $ 1,020.95        $     3.95

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 [or 366]] (to reflect the one-half year period).

** The example is based on an investment of $1,000 invested at the beginning of the period (January 30, 2008) and held for the entire period through June 30, 2008.

                      This page intentionally left blank.

                      This page intentionally left blank.

TOUCHSTONE INVESTMENTS

DISTRIBUTOR
Touchstone Securities, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203
800.638.8194
www.touchstoneinvestments.com

INVESTMENT ADVISOR
Touchstone Advisors, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203

TRANSFER AGENT
JPMorgan Chase Bank, N.A.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

SHAREHOLDER SERVICE
800.543.0407

* A Member of Western & Southern Financial Group(R)


--------------------------------------------------------------------------------
[LOGO] TOUCHSTONE(R)
       INVESTMENTS

       303 Broadway, Suite 1100
       Cincinnati, OH  45202-4203


                                                          TSF-1105-TIFT-SAR-0806

ITEM 2. CODE OF ETHICS.

Not required in semi-annual report filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in semi-annual report filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in semi-annual report filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments in securities of unaffiliated issuers is included in the Semiannual Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Governance Committee will consider shareholder recommendations for nomination to the Board only in the event that there is a vacancy on the Board. Shareholders who wish to submit recommendations for nominations to the Board to fill the vacancy must submit their recommendations in writing to John P. Zanotti, Chairman of the Governance Committee, c/o Touchstone, 303 Broadway, Suite 1100, Cincinnati, OH 45202. Shareholders should include appropriate information on the background and qualifications of any person recommended to the Governance Committee (e.g., a resume), as well as the candidate's contact information and a written consent from the candidate to serve if nominated and elected. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and such recommendations will be kept on file for consideration in the event of a future vacancy on the Board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) the registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable in semiannual filing.
(a)(2) Certifications required by Item 12(a)(2) of Form N-CSR are filed herewith.
(b)    Certification required by Item 11(b) of Form N-CSR is filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Touchstone Institutional Funds Trust

By (Signature and Title)  /s/ Jill McGruder
                          ------------------------------------------------------
                          Jill McGruder, President
                          (principal executive officer)

Date August 25, 2008
     ---------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)  /s/ Jill McGruder
                          ------------------------------------------------------
                          Jill McGruder, President
                          (principal executive officer)

Date August 25, 2008
     ---------------------------------------------------------------------------


By (Signature and Title)  /s/ Terrie Wiedenheft
                          ------------------------------------------------------
                          Terrie Wiedenheft, Controller and Treasurer
                          (principal financial officer)

Date August 27, 2008
     ---------------------------------------------------------------------------